As filed with the Securities and Exchange Commission on July 11, 2013

Securities Act File No. 333-188904

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
__________________________________________
FORM N-2
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
☑ Pre-Effective Amendment No. 2
☐ Post-Effective Amendment No.
__________________________________________
Fifth Street Senior Floating Rate Corp.
(Exact name of registrant as specified in charter)
__________________________________________
10 Bank Street, 12th Floor
White Plains, NY 10606
(914) 286-6800
(Address and telephone number, including area code, of principal executive offices)
Leonard M. Tannenbaum
Fifth Street Senior Floating Rate Corp.
10 Bank Street, 12th Floor
White Plains, NY 10606
(Name and address of agent for service)
__________________________________________
Copies to:

Steven B. Boehm, Esq. Harry S. Pangas, Esq. Sutherland Asbill & Brennan LLP 700 Sixth St., NW, Suite 700 Washington, DC 20001-3980 Tel: (202) 383-0100 Fax: (202) 637-3593	Stuart H. Gelfond, Esq. Paul D. Tropp, Esq. Fried, Frank, Harris, Shriver & Jacobson LLP One New York Plaza New York, NY 10004 Tel: (212) 859-8000 Fax: (212) 859-4000
__________________________________________
Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.
If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ____

It is proposed that this filing will become effective (check appropriate box):
____ when declared effective pursuant to Section 8(c).
__________________________________________

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Proposed Maximum Aggregate Offering Price (1)	Amount of Registration Fee
Common Stock, $0.01 par value per share	$143,750,000	$19,608 (2)

(1) Estimated pursuant to Rule 457(o) under the Securities Act of 1933 solely for the purpose of determining the registration fee.

(2)	Previously paid.

__________________________________________
The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

FIFTH STREET SENIOR FLOATING RATE CORP.

EXPLANATORY NOTE

The purpose of this Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2 is to file certain exhibits to the Registration Statement as set forth in Item 25(2) of Part C, and to incorporate by reference the preliminary prospectus filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 filed on July 8, 2013 (SEC File No. 333-188904). Accordingly, this Pre-Effective Amendment No. 2 consists only of a facing page to the registration statement, the aforementioned preliminary prospectus incorporated by reference herein, this explanatory note and Part C of the Registration Statement on Form N-2. This Pre-Effective Amendment No. 2 does not modify any other part of the Registration Statement. The remainder of the contents of the Registration Statement previously filed in Pre-Effective Amendment No. 1 to the Registration Statement is hereby incorporated by reference herein.

PART C
OTHER INFORMATION

Item 25.	Financial Statements And Exhibits

(1) Financial Statements
None.

(2) Exhibits

a.
Amended and Restated Certificate of Incorporation of the Registrant (incorporated by reference to Exhibit (a) of the Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2 (File No. 333-188904), filed on July 8, 2013)

b.
Bylaws of the Registrant (incorporated by reference to Exhibit (b) of the Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2 (File No. 333-188904), filed on July 8, 2013)

d.
Form of Common Stock Certificate (incorporated by reference to Exhibit (d) of the Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2 (File No. 333-188904), filed on July 8, 2013)

e.
Dividend Reinvestment Plan (incorporated by reference to Exhibit (e) of the Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2 (File No. 333-188904), filed on July 8, 2013)

g.
Investment Advisory Agreement by and between Registrant and Fifth Street Management LLC (incorporated by reference to Exhibit (g) of the Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2 (File No. 333-188904), filed on July 8, 2013)

h.	Form of Underwriting Agreement*
j.
Form of Custody Agreement (incorporated by reference to Exhibit (j) of the Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2 (File No. 333-188904), filed on July 8, 2013)

k.1
Administration Agreement by and between Registrant and FSC, Inc. (incorporated by reference to Exhibit (k)(1) of the Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2 (File No. 333-188904), filed on July 8, 2013)

k.2
License Agreement by and between Registrant and Fifth Street Capital LLC (incorporated by reference to Exhibit (k)(2) of the Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2 (File No. 333-188904), filed on July 8, 2013)

k.3
Letter Agreement by and between Registrant and Fifth Street Management LLC (incorporated by reference to Exhibit (k)(3) of the Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2 (File No. 333-188904), filed on July 8, 2013)

l.	Opinion of Sutherland Asbill & Brennan LLP*
n.1	Consent of Sutherland Asbill & Brennan LLP (Incorporated by reference to exhibit l hereto)*
n.2
Consent of Independent Registered Public Accounting Firm (incorporated by reference to Exhibit (n)(2) of the Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2 (File No. 333-188904), filed on July 8, 2013)

r.1
Code of Ethics of Registrant (incorporated by reference to Exhibit (r)(1) of the Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2 (File No. 333-188904), filed on July 8, 2013)

r.2
Code of Ethics of Fifth Street Management LLC (incorporated by reference to Exhibit (r)(2) of the Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2 (File No. 333-188904), filed on July 8, 2013)

*	Filed herewith.

Item 26.	Marketing Arrangements

The information contained under the heading “Underwriting” on this Registration Statement is incorporated herein by reference.

Item 27. Other Expenses Of Issuance And Distribution

SEC registration fee	$19,608
NASDAQ Global Select Market listing fee	$5,000
FINRA filing fee	$22,063
Accounting fees and expenses	$100,000
Legal fees and expenses	$350,000
Printing and engraving	$200,000
Miscellaneous	$103,329

Total	$800,000
The amounts set forth above, except for the SEC and FINRA fees, are in each case estimated. Fifth Street Management LLC will pay the actual amount of the above expenses on behalf of the Registrant.

Item 28.	Persons Controlled By Or Under Common Control
Immediately prior to this offering, Leonard M. Tannenbaum will own 100% of the Company’s outstanding common stock. Immediately following the completion of this offering, Mr. Tannenbaum’s share ownership is expected to represent less than 1% of the Company’s outstanding common stock.
See “Management,” “Certain Relationships and Transactions” and “Control Persons and Principal Stockholders” in the Prospectus contained herein.

Item 29.	Number Of Holders Of Securities
The following table sets forth the number of record holders of the Registrant’s capital stock at July 5, 2013.

Title of Class	Number of Record Holders
Common stock, $0.01 par value	1
Item 30.	Indemnification
Section 145 of the Delaware General Corporation Law empowers a Delaware corporation to indemnify its officers and directors and specific other persons to the extent and under the circumstances set forth therein.
Section 102(b)(7) of the Delaware General Corporation Law allows a Delaware corporation to eliminate the personal liability of a director to the corporation or its stockholders for monetary damages for breach of fiduciary duty as a director, except for liabilities arising (a) from any breach of the director’s duty of loyalty to the corporation or its stockholders; (b) from acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law; (c) under Section 174 of the Delaware General Corporation Law; or (d) from any transaction from which the director derived an improper personal benefit.
Subject to the Investment Company Act of 1940, as amended (the “1940 Act”) or any valid rule, regulation or order of the SEC thereunder, our amended and restated certificate of incorporation provides that we will indemnify any person who was or is a party or is threatened to be made a party to any threatened action, suit or proceeding whether civil, criminal, administrative or investigative, by reason of the fact that he/she is or was a director or officer of the Registrant, or is or was serving at the request of the Registrant as a director or officer of another corporation, partnership, limited liability company, joint venture, trust or other enterprise. The 1940 Act provides that a company may not indemnify any director or officer against liability to it or its security holders to which he or she might otherwise be subject by reason of his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office unless a determination is made by final decision of a court, by vote of a majority of a quorum of directors who are disinterested, non-party directors or by independent legal counsel that the liability for which indemnification is sought did not arise out of the foregoing conduct. In addition, the Registrant’s amended and restated certificate of incorporation provides that the indemnification described therein is not exclusive and shall not exclude any other rights to which the person seeking to be indemnified may be entitled under statute, any bylaw, agreement, vote of stockholders or directors who are not interested persons, or otherwise, both as to action in his/her official capacity and to his/her action in another capacity while holding such office.
The above discussion of the Delaware General Corporation Law and the Registrant’s amended and restated certificate of incorporation is not intended to be exhaustive and is respectively qualified in its entirety by such statute and the Registrant’s amended and restated certificate of incorporation.
The Registrant has obtained primary and excess insurance policies insuring our directors and officers against some liabilities they may incur in their capacity as directors and officers. Under such policies, the insurer, on the Registrant’s behalf, may also pay amounts for which the Registrant has granted indemnification to the directors or officers.
The Registrant may agree to indemnify any underwriters in connection with an offering pursuant to this Registration Statement against specific liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).

Item 31.	Business And Other Connections Of Investment Adviser
A description of any other business, profession, vocation, or employment of a substantial nature in which the Registrant’s investment adviser, and each executive officer of the investment adviser, is or has been during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in Part A of this Registration Statement in the sections entitled “Business — The Investment Adviser,” “Management — Board of Directors and Executive Officers — Directors,” “— Executive Officers,” “Portfolio Management” and “Investment Advisory Agreement.” Additional information regarding our investment adviser and its officers is set forth in its Form ADV, as filed with the Securities and Exchange Commission (SEC File No. 801-68676), and is incorporated herein by reference.

Item 32.	Location Of Accounts And Records
All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules thereunder are maintained at the offices of:
(1) the Registrant, Fifth Street Senior Floating Rate Corp., 10 Bank Street, 12th Floor, White Plains, NY 10606;
(2) the Transfer Agent, American Stock Transfer & Trust Company, 6201 15th Avenue, Brooklyn, NY 11219;
(3) the Custodian, U.S. Bank National Association, 214 N. Tryon Street, 27th Floor, Charlotte, NC 28202;
(4) the investment adviser, Fifth Street Management LLC, 2 Greenwich Office Park, 2nd Floor, Greenwich, CT 06831; and
(5) the administrator, FSC, Inc., 10 Bank Street, 12th Floor, White Plains, NY 10606.

Item 33.	Management Services
Not Applicable.

Item 34.	Undertakings

(1) Registrant undertakes to suspend the offering of the shares of common stock covered hereby until it amends its prospectus contained herein if (a) subsequent to the effective date of this Registration Statement, its net asset value per share of common stock declines more than 10% from its net asset value per share of common stock as of the effective date of this Registration Statement, or (b) its net asset value per share of common stock increases to an amount greater than its net proceeds as stated in the prospectus contained herein.
(2) Not applicable.
(3) Not applicable.
(4) Not applicable.
(5) Registrant undertakes that:
(a) For purposes of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of the Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to Rule 497(h) under the Securities Act shall be deemed to be part of this Registration Statement as of the time it was declared effective.
(b) For purposes of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to a new registration statement relating to the securities at that time shall be deemed to be the initial bona fide offering thereof.
(6) Not applicable.
(7) Insofar as indemnification for liability arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of White Plains, State of New York, on July 11, 2013.

FIFTH STREET SENIOR FLOATING RATE CORP.

By:	/s/ LEONARD M. TANNENBAUM
Name: Leonard M. Tannenbaum Title: Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-2 has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ LEONARD M. TANNENBAUM	Chief Executive Officer and Director (Principal Executive Officer)	July 11, 2013
Leonard M. Tannenbaum

/s/ ALEXANDER C. FRANK	Chief Financial Officer (Principal Financial and Accounting Officer)	July 11, 2013
Alexander C. Frank

/s/ BERNARD D. BERMAN	President and Director	July 11, 2013
Bernard D. Berman

*	Director	July 11, 2013
Brian S. Dunn

*	Director	July 11, 2013
Richard P. Dutkiewicz

*	Director	July 11, 2013
Jeffrey R. Kay

_______
*Signed by Bernard D. Berman pursuant to a power of attorney granted on May 29, 2013.